Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Alternative Solutions Trust
Entity Central Index Key	0001589756
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000241133 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class R6
Trading Symbol	GAFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class R6 / GAFNX	$62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
Net Assets	$ 77,594,000
Holdings Count | Holding	621
Investment Company Portfolio Turnover	227.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$77,594
Total number of portfolio holdings	621
Portfolio turnover rate as of the end of the reporting period	227%

Holdings [Text Block]
Asset Allocation(1)
Short-Term Investment		60%
Common Stocks		40
Biotechnology	2
Semiconductors & Semiconductor Equipment	2
Capital Markets	2
All other Common Stocks	34
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000241132 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class I
Trading Symbol	GAFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class I / GAFYX	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 77,594,000
Holdings Count | Holding	621
Investment Company Portfolio Turnover	227.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$77,594
Total number of portfolio holdings	621
Portfolio turnover rate as of the end of the reporting period	227%

Holdings [Text Block]
Asset Allocation(1)
Short-Term Investment		60%
Common Stocks		40
Biotechnology	2
Semiconductors & Semiconductor Equipment	2
Capital Markets	2
All other Common Stocks	34
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000241134 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Alternatives Fund
Class Name	Class A
Trading Symbol	GAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class A / GAFAX	$77	1.49%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49%
Net Assets	$ 77,594,000
Holdings Count | Holding	621
Investment Company Portfolio Turnover	227.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$77,594
Total number of portfolio holdings	621
Portfolio turnover rate as of the end of the reporting period	227%

Holdings [Text Block]
Asset Allocation(1)
Short-Term Investment		60%
Common Stocks		40
Biotechnology	2
Semiconductors & Semiconductor Equipment	2
Capital Markets	2
All other Common Stocks	34
Total		100%
(1)	Percentage of total investments as of June 30, 2026.

C000241136 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	AMFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class A / AMFAX	$88	1.70%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.70%
Net Assets	$ 910,179,000
Holdings Count | Holding	93
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$910,179
Total number of portfolio holdings	93
Number of Long Positions	54
Number of Short Positions	39
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	48%
U.S. Government Securities	37
Commercial Paper	11
Short-Term Investment	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
% RISK ALLOCATION (includes futures contracts)
Commodities	31
Currencies	21
Equities	37
Fixed Income	11

C000241137 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	ASFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class C / ASFCX	$127	2.45%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.45%
Net Assets	$ 910,179,000
Holdings Count | Holding	93
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$910,179
Total number of portfolio holdings	93
Number of Long Positions	54
Number of Short Positions	39
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	48%
U.S. Government Securities	37
Commercial Paper	11
Short-Term Investment	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
% RISK ALLOCATION (includes futures contracts)
Commodities	31
Currencies	21
Equities	37
Fixed Income	11

C000241138 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	ASFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class I / ASFYX	$75	1.45%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Net Assets	$ 910,179,000
Holdings Count | Holding	93
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$910,179
Total number of portfolio holdings	93
Number of Long Positions	54
Number of Short Positions	39
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	48%
U.S. Government Securities	37
Commercial Paper	11
Short-Term Investment	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
% RISK ALLOCATION (includes futures contracts)
Commodities	31
Currencies	21
Equities	37
Fixed Income	11

C000241135 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures Strategy Fund
Class Name	Class R6
Trading Symbol	AMFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class R6 / AMFNX	$69	1.33%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
Net Assets	$ 910,179,000
Holdings Count | Holding	93
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)
Fund net assets (‘000s)	$910,179
Total number of portfolio holdings	93
Number of Long Positions	54
Number of Short Positions	39
Portfolio turnover rate as of the end of the reporting period	—%

Holdings [Text Block]
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	48%
U.S. Government Securities	37
Commercial Paper	11
Short-Term Investment	4
Total	100%
(1)	Percentage of total investments as of June 30, 2026.
% RISK ALLOCATION (includes futures contracts)
Commodities	31
Currencies	21
Equities	37
Fixed Income	11